Intangible assets	9 Months Ended
Sep. 30, 2022
Intangible assets
Intangible assets

8.Intangible assets

There is only one development project : The Genio® system.

	Development	Patents and
(in EUR 000)	cost	licenses	Total
Cost
Opening value at January 1, 2021	15,262	591	15,853
Additions	7,219	—	7,219
Exchange difference	—	—	—
Cost at September 30, 2021	22,481	591	23,072
Opening value at January 1, 2022	25,609	591	26,200
Additions	11,774	—	11,774
Exchange difference	—	—	—
Cost at September 30, 2022	37,383	591	37,974
Amortization
Opening amortization at January 1, 2021	—	—	—
Amortization	(647)	(6)	(653)
Exchange difference	—	—	—
Amortization at September 30, 2021	(647)	(6)	(653)
Opening amortization at January 1, 2022	(837)	(42)	(879)
Amortization	(575)	(32)	(607)
Exchange difference	—	—	—
Amortization at September 30, 2022	(1,412)	(74)	(1,486)
Net book value at September 30, 2021	21,834	585	22,419
Net book value at September 30, 2022	35,971	517	36,488

The Company started amortizing the first-generation Genio® system in 2021. The amortization amounted to €0.6 million for the nine months ended September 30, 2022 (2021: €0.7 million) and is included in research and development expense.

The Company continues to incur in 2022 development expenses with regard to the improved second-generation Genio® system and clinical trials to obtain additional regulatory approvals in certain countries or to be able to sell the Genio® System in certain countries. The total capitalized development expenses amounted to €11.8 million and €7.2 million for the nine months ended September 30, 2022, and 2021, respectively.